Investment securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of net investment income
Net investment income for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Fixed maturity investments	$41.8	$52.1	$53.2
Short-term investments	5.4	15.8	5.1
Equity securities	6.0	15.2	16.5
Other long-term investments	7.1	14.2	8.4
Interest on funds held under reinsurance treaties	(7.4)	—	(0.5)
Total investment income	52.9	97.3	82.7
Investment expenses	(17.5)	(12.6)	(11.3)
Net investment income	$35.4	$84.7	$71.4

Schedule of net realized and unrealized investment (losses) gains
Net realized and unrealized investment gains (losses) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Gross realized gains	$234.6	$99.3	$42.3
Gross realized (losses)	(184.3)	(42.6)	(40.0)
Net realized gains (losses) on investments(1)	50.3	56.7	2.3
Net unrealized gains (losses) on investments(2)	3.5	80.6	(23.2)
Net realized and unrealized investment gains (losses) on investments	$53.8	$137.3	$(20.9)
(1)Includes $(21.9), $50.4 and $17.3 of realized gains (losses) due to foreign currency during 2020, 2019, and 2018, respectively.
(2)Includes $(97.9), $(5.7) and $35.7 of unrealized (losses) gains due to foreign currency during 2020, 2019, and 2018, respectively.

Schedule of net realized investment gains (losses)
Net realized investment gains (losses) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Fixed maturity investments	$28.3	$33.7	$3.6
Equity securities	20.1	9.4	(6.4)
Short-term investments	(26.2)	14.8	—
Derivative instruments	9.9	(2.5)	—
Other long-term investments	18.2	1.3	5.1
Net realized investment gains (losses)	$50.3	$56.7	$2.3

Schedule of net unrealized investment gains (losses)
The following table summarizes the net unrealized investment gains (losses) and changes in fair value for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
Fixed maturity investments	$(52.4)	$24.1	$14.1
Equity securities	(31.0)	51.4	(51.1)
Short-term investments	(12.9)	(5.2)	—
Derivative instruments	1.4	(0.5)	—
Other long-term investments	98.4	10.8	13.8
Net unrealized investment gains (losses)	$3.5	$80.6	$(23.2)
The following table summarizes the amount of total gains (losses) included in earnings attributable to unrealized investment gains (losses) for Level 3 investments for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
Fixed maturity investments	$0.5	$—	$(6.1)
Equity securities	—	—	—
Other long-term investments	82.8	15.9	4.0
Total unrealized investment gains (losses) - Level 3 investments	$83.3	$15.9	$(2.1)

Schedule of investment securities and other long-term investments
The cost or amortized cost, gross unrealized investment gains (losses), net foreign currency gains (losses) and fair value of Sirius Group's fixed maturity investments as of December 31, 2020 and 2019, were as follows:

	2020
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains (losses)	Fair value
Asset-backed securities	$701.1	$12.9	$(8.6)	$(21.7)	$683.7
Corporate debt securities	532.7	10.5	(0.2)	(22.6)	520.4
Residential mortgage-backed securities	356.0	14.0	(0.9)	(3.6)	365.5
U.S. government and government agency	147.0	0.5	(0.1)	(9.5)	137.9
Commercial mortgage-backed securities	121.5	3.2	(1.3)	(0.3)	123.1
Non-U.S. government and government agency	69.4	0.3	(0.2)	(2.0)	67.5
Preferred stocks	3.4	1.3	—	—	4.7
U.S. States, municipalities and political subdivision	1.2	—	—	—	1.2
Total fixed maturity investments	$1,932.3	$42.7	$(11.3)	$(59.7)	$1,904.0

	2019
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains (losses)	Fair value
Asset-backed securities	$489.4	$1.4	$(3.9)	$(0.1)	$486.8
Corporate debt securities	458.6	5.2	(1.2)	11.5	474.1
Residential mortgage-backed securities	426.2	10.5	(1.4)	3.6	438.9
U.S. government and government agency	111.5	0.7	(0.4)	(1.3)	110.5
Commercial mortgage-backed securities	88.5	0.9	(0.6)	0.2	89.0
Non-U.S. government and government agency	63.7	—	(0.7)	—	63.0
Preferred stocks	17.0	—	—	—	17.0
U.S. States, municipalities and political subdivision	1.7	—	—	—	1.7
Total fixed maturity investments	$1,656.6	$18.7	$(8.2)	$13.9	$1,681.0
The following table summarizes the total mortgage and asset-backed securities held at fair value in Sirius Group's investment portfolio as of December 31, 2020 and 2019:

(Millions)	2020	2019
Mortgage-backed securities:
Agency:
Federal National Mortgage Association	$213.5	$235.9
Federal Home Loan Mortgage Corporation	131.4	165.0
Government National Mortgage Association	32.6	52.2
Total agency(1)	377.5	453.1
Non-agency:
Commercial	101.9	60.9
Residential	9.2	13.9
Total non-agency	111.1	74.8
Total mortgage-backed securities	488.6	527.9
Asset-backed securities:
Collateralized loan obligations	642.9	417.0
Vehicle receivables	23.4	32.9
Credit card receivables	3.2	5.7
Other	14.2	31.2
Total asset-backed securities	683.7	486.8
Total mortgage and asset-backed securities(2)	$1,172.3	$1,014.7
(1)Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government-sponsored entity (i.e., FNMA, FHLMC).
(2)As of December 31, 2020 and 2019, all mortgage- and asset-backed securities held by Sirius Group were classified as Level 2 investments.
The cost or amortized cost, gross unrealized investment gains and losses, net foreign currency gains and losses, and fair values of Sirius Group's equity securities and other long-term investments as of December 31, 2020 and 2019, were as follows:

	2020
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains	Fair value
Equity securities	$19.9	$1.0	$(9.9)	$(0.3)	$10.7
Other long-term investments	$316.3	$147.9	$(22.9)	$5.1	$446.4

	2019
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains	Fair value
Equity securities	$379.2	$55.6	$(37.3)	$7.7	$405.2
Other long-term investments	$315.4	$49.9	$(29.3)	$10.8	$346.8
Equity securities at fair value consisted of the following as of December 31, 2020 and 2019:

(Millions)	2020	2019
Fixed income mutual funds	$1.9	$175.3
Common stocks	8.8	228.1
Other equity securities	—	1.8
Total Equity securities	$10.7	$405.2
Other long-term investments at fair value consisted of the following as of December 31, 2020 and 2019:

(Millions)	2020	2019
Hedge funds and private equity funds	$275.6	$269.0
Limited liability companies and private equity securities	170.8	77.8
Total Other long-term investments	$446.4	$346.8

Schedule of fixed maturity investment by contractual maturity

	2020		2019
(Millions)	Cost or amortized cost	Fair value	Cost or amortized cost	Fair value
Due in one year or less	$180.2	$179.6	$85.0	$88.4
Due after one year through five years	467.7	443.9	479.1	490.3
Due after five years through ten years	87.9	89.1	46.3	46.0
Due after ten years	14.5	14.4	25.1	24.6
Mortgage-backed and asset-backed securities	1,178.6	1,172.3	1,004.1	1,014.7
Preferred stocks	3.4	4.7	17.0	17.0
Total	$1,932.3	$1,904.0	$1,656.6	$1,681.0

Schedule of ratings and fair value of fixed maturity investments
The following table summarizes the ratings and fair value of fixed maturity investments held in Sirius Group's investment portfolio as of December 31, 2020 and 2019:

(Millions)	2020	2019
AAA	$792.8	$559.8
AA	669.4	724.3
A	220.2	219.0
BBB	127.0	95.8
Other	94.6	82.1
Total fixed maturity investments(1)	$1,904.0	$1,681.0
(1)Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor's and 2) Moody's Investor Service.

Summary of investment securities by investment objective and sector
The following table summarizes investments in hedge funds and private equity interests by investment objective and sector as of December 31, 2020 and 2019:

	2020		2019
(Millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Hedge funds:
Long/short multi-sector	$30.9	$—	$53.0	$—
Distressed mortgage credit	67.6	—	51.6	—
Private credit	22.8	—	21.5	—
Other	1.2	—	1.4	—
Total hedge funds	122.5	—	127.5	—
Private equity funds:
Energy infrastructure & services	59.7	28.2	53.6	34.6
Multi-sector	14.2	6.5	8.7	7.8
Healthcare	30.1	5.6	25.9	10.4
Life settlement	20.1	—	23.9	—
Manufacturing/Industrial	24.8	—	27.6	3.9
Private equity secondaries	0.6	0.7	0.6	0.8
Real estate	—	—	—	—
Other	3.6	1.3	1.2	2.6
Total private equity funds	153.1	42.3	141.5	60.1
Total hedge and private equity funds included in Other long-term investments	$275.6	$42.3	$269.0	$60.1

Schedule of redemption frequency and advance notice period requirements for investments
The following summarizes the December 31, 2020 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
Redemption Frequency (Millions)	30-59 days notice	60-89 days notice	90-119 days notice	120+ days notice	Total
Monthly	$—	$—	$—	$—	$—
Quarterly	0.6	30.9	67.6	—	99.1
Semi-annual	—	0.3	—	—	0.3
Annual	—	—	0.3	22.8	23.1
Total	$0.6	$31.2	$67.9	$22.8	$122.5

Schedule of investment securities by lock-up period.
As of December 31, 2020, investments in private equity funds were subject to lock-up periods as follows:

(Millions)	1 – 3 years	3 – 5 years	5 – 10 years	Total
Private Equity Funds – expected lock up period remaining	$56.4	$18.9	$77.8	$153.1